Foreign Currency Translation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2010	Jan. 10, 2010	Mar. 31, 2013 Subsequent Event	Feb. 13, 2013 Subsequent Event	Feb. 12, 2013 Subsequent Event	Dec. 31, 2012 Venezuelan Subsidiary
Foreign Currency Translation [Line Items]
Bolivar Fuerte devalued percentage		50.00%
Foreign currency exchange rate					4.30	2.15		6.30	4.30
Foreign exchange loss	$ (20)						$ (7)
Assets		2,420.4	2,612.2	3,020.9						20.0
Gain (loss) recognized on foreign exchange		$ (8.1)	$ 17.2	$ (43.4)